INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE AND OTHER ASSETS
NOTE 11 – INTANGIBLE AND OTHER ASSETS

Intangible assets with finite economic useful lives:
	Licenses	Costs of obtaining contracts with customers(2)	Trade name	Customer relationships	Subscriber acquisition and retention costs	Computer software(1)	Total
	New Israeli Shekels in millions
Cost
At January 1, 2017	2,123	-	73	276	13	634	3,119
Transition to IFRS 15(2)		2			(13)		(11)
Additions in 2017		84				59	143
Disposals in 2017			73			128	201
At December 31, 2017	2,123	86	-	276	-	565	3,050
Additions in 2018		91	3			68	162
Disposals in 2018		2				141	143
At December 31, 2018	2,123	175	3	276	-	492	3,069
Share in PHI's accounts included as of Jan 1, 2019						5	5
Additions in 2019		95		6		59	160
Disposals in 2019						61	61
At December 31, 2019	2,123	270	3	282	-	495	3,173

Accumulated amortization
At January 1, 2017	1,676	-	62	237	11	340	2,326
Transition to IFRS 15(2)					(11)		(11)
Amortization in 2017	88	15	11	18		107	239
Disposals in 2017			73			128	201
At December 31, 2017	1,764	15	-	255	-	319	2,353
Amortization in 2018	88	49		18		86	241
Disposals in 2018		2				140	142
At December 31, 2018	1,852	62	-	273	-	265	2,452
Share in PHI's accounts included as of Jan 1, 2019						2	2
Amortization in 2019(3)	73	79	*	2		87	241
Disposals in 2019						60	66
At December 31, 2019	1,925	141	*	275	-	294	2,635

Carrying amounts, net
At December 31, 2017	359	71	-	21	-	246	697
At December 31, 2018	271	113	3	3	-	227	617
At December 31, 2019	198	129	3	7	-	201	538

 * Representing an amount of less than 1 million.

	New Israeli Shekels
	Year ended December 31
	2017	2018	2019
	In millions
(1) Cost additions include capitalization of salary and employee related expenses	44	54	57

 (2) See adoption of IFRS 15 Revenues from Contracts with Customers in note 2(n) and note 2(f)(4).

 (3) Change in accounting estimate: the useful life of the cellular license was extended to end by February 1, 2028, see notes 2(f)(1) and 4(1).

For depreciation and amortization in the statement of income see note 22.